ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Oct. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

At October 31, 2021 and 2020, accrued liabilities and other payables consisted of the following:

	October 31, 2021	October 31, 2020
Accrued professional service fees	$81,388	$155,356
Other	14,276	25,038
	$95,664	$180,394